INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2012	2011

Deferred tax assets:
Net operating loss carry-forwards	$76,615	$81,455
Accrued employees costs	1,529	1,922
Reserves and allowances	5,766	5,680
Intangibles	3,577	4,061
Restructured loan (see Note 9)	1,621	1,788
Research and development expenses	4,531	3,908
Other	1,764	2,204

Deferred tax assets before valuation allowance	95,403	101,018
Valuation allowance	(91,175)	(96,883)

Deferred tax assets	$4,228	$4,135

Deferred tax liabilities:
Goodwill	$(10,169)	$(8,844)

Deferred tax liabilities	$(10,169)	$(8,844)

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry-forwards and other reserves and allowances due to its history of losses and uncertainty concerning realization of these deferred tax assets. In addition, a deferred tax liability has been established to reflect the Company's tax amortization of goodwill for which no amortization was recorded in the consolidated financial statements.

Reconciliation of the Effective Tax Expense (Benefit) to Company's Theoretical Statutory Tax Expense (Benefit)
A reconciliation of the Company's effective tax expense (benefit) to the Company's theoretical statutory tax expense (benefit) is as follows:

	Year ended December 31,
	2012	2011	2010

Income before taxes on income, as reported in the consolidated statements of operations	$7,849	$1,696	$8,191

Statutory tax rate in Israel	25%	24%	25%

Theoretical tax benefit	$1,962	$407	$2,048
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	(1,324)	870	(1,021)
Taxes in respect of prior years	168	329	(155)
Non-deductible expenses	917	406	328
Uncertain tax position	(1,370)	(1,213)	840
Other	499	207	406

Actual tax expense	$852	$1,006	$2,446

Schedule of Income (Loss) Before Taxes on Income
Income (loss) before taxes on income is comprised as follows:
	Year ended December 31,
	2012	2011	2010

Domestic	$3,339	$(846)	$4,791
Foreign	4,510	2,542	3,400

	$7,849	$1,696	$8,191

Schedule of Components of Income Tax Provision
Taxes on income are comprised as follows:

	Year ended December 31,
	2012	2011	2010

Current (including the impact of ASC 470)	$42	$(445)	$1,366
Deferred	810	1,451	1,080

	$852	$1,006	$2,446

Domestic	$(2,313)	$41	$279
Foreign	3,165	965	2,167

	$852	$1,006	$2,446

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2012	2011

Opening balance	$6,119	$7,637
Increases related to prior year tax positions	784	344
Decreases related to prior year tax positions	--	(692)
Increases related to current year tax positions	513	221
Settlements	(2,381)	(136)
Decreases related to lapses of statute of limitations	(341)	(1,255)

Closing balance	$4,694	$6,119

The balance of total unrecognized tax benefits at December 31, 2012, is $ 4,694 that, if potentially recognized, would affect the effective rate in the Company's statement of operations.